SHARE-BASED PAYMENT, Share Option Plan (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair value measurement of equity-settled share options [Abstract]
Dividend yield (%)	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate (%)					0.30%
Bottom of Range [Member]
Fair value measurement of equity-settled share options [Abstract]
Expected volatility of the share prices (%)	76.00%	88.00%	93.00%	89.00%	71.00%
Risk-free interest rate (%)	2.51%	2.17%	2.63%	1.76%
Share option plan [Abstract]
Weighted average grant-date fair value (in sheqel per share)	$ 10.50		$ 3.64
Top of Range [Member]
Fair value measurement of equity-settled share options [Abstract]
Expected volatility of the share prices (%)	80.00%	94.00%	95.00%	94.00%	94.00%
Risk-free interest rate (%)	2.70%	2.89%	2.88%	2.40%
Share option plan [Abstract]
Weighted average grant-date fair value (in sheqel per share)	$ 11.01		$ 5.85